Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2021
Long term debt, current and non-current
Schedule of Long-term Debt Instruments

	2021	2020
Senior Unsecured Bond	125,000	92,000
Secured Term Loans	306,843	331,056
Total debt outstanding	$431,843	$423,056
Less related deferred financing costs	(8,168)	(2,742)
Total debt, net of deferred financing costs	$423,675	$420,314
Less: Current portion of long term debt, net of deferred financing costs current	(41,148)	(39,217)
Long-term debt, net of current portion and deferred financing costs, non-current	$382,527	$381,097

Schedule of Maturities of Long-term Debt

Period	Principal Repayment
Year 1	$43,304
Year 2	85,492
Year 3	106,841
Year 4	17,376
Year 5	158,796
Year 6 and thereafter	20,034
Total	$431,843